Contingent Consideration - Additional Information (Detail) $ / shares in Units, $ in Thousands						3 Months Ended				7 Months Ended	9 Months Ended	12 Months Ended
	Aug. 11, 2020 day $ / shares shares	Jul. 15, 2020 day $ / shares shares	Jul. 14, 2020 $ / shares shares	Jul. 10, 2020 day $ / shares shares	Jun. 10, 2020 USD ($) day $ / shares shares	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Jun. 11, 2020 $ / shares
Contingent Consideration [Line Items]
Common stock, shares issued or released (in shares) | shares											27,187,500
Common stock, par value (in dollars per share) | $ / shares						$ 0.01				$ 0.01		$ 0.01	$ 0.01		$ 0.01
Business combination, contingent consideration, liability, noncurrent | $					$ 347,100
Change in fair value of contingent consideration | $						$ 0	$ 83,130	$ 48,802	$ 0	$ 131,932		$ 131,932	$ 0	$ 0
Reclassification of contingent consideration shares to equity | $										(479,021)
Common Stock
Contingent Consideration [Line Items]
Reclassification of contingent consideration shares to equity | $												300
Additional Paid-in Capital
Contingent Consideration [Line Items]
Contingent consideration classified as equity, fair value disclosure | $						$ 478,700				$ 478,700		$ 478,700
Nebula Holdings LLC
Contingent Consideration [Line Items]
Number of shares issued in transaction (in shares) | shares				7,500,000
Business combination, number of shares issued (in shares) | shares					51,909,655
Nebula Holdings LLC | Contingency Consideration
Contingent Consideration [Line Items]
Number of shares issued in transaction (in shares) | shares		7,500,000			7,500,000
Business combination, number of shares issued (in shares) | shares					22,500,000
Business combination, contingent consideration, milestone period					42 months
Nebula Holdings LLC | Earnout Consideration
Contingent Consideration [Line Items]
Number of shares issued in transaction (in shares) | shares	7,500,000	625,000		625,000	625,000
Business combination, number of shares issued (in shares) | shares					22,500,000
Business combination, contingent consideration, milestone period					30 months
Contingency consideration shares (in shares) | shares					1,250,000
Nebula Holdings LLC | Stock Triggering Price 1 | Contingency Consideration
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares				$ 12.00	$ 12.00
Business combination, consecutive threshold trading days				20	20
Business combination, threshold trading days				30	30
Business combination, period after the closing date					24 months
Nebula Holdings LLC | Stock Triggering Price 1 | Earnout Consideration
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares					$ 12.00
Business combination, consecutive threshold trading days					20
Business combination, threshold trading days					30
Business combination, period after the closing date					24 months
Nebula Holdings LLC | Stock Triggering Price 2 | Contingency Consideration
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares		$ 14.00			$ 14.00
Business combination, consecutive threshold trading days		20			20
Business combination, threshold trading days		30			30
Business combination, period after the closing date					30 months
Nebula Holdings LLC | Stock Triggering Price 2 | Earnout Consideration
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares					$ 14.00
Business combination, consecutive threshold trading days					20
Business combination, threshold trading days					30
Business combination, period after the closing date					30 months
Nebula Holdings LLC | Stock Triggering Price 3 | Contingency Consideration
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares					$ 16.00
Business combination, consecutive threshold trading days					20
Business combination, threshold trading days					30
Business combination, period after the closing date					42 months
Nebula Holdings LLC | Stock Triggering Price 3 | Earnout Consideration
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares	$ 16.00
Business combination, consecutive threshold trading days	20
Business combination, threshold trading days	30
Lock Up Shares
Contingent Consideration [Line Items]
Number of shares issued in transaction (in shares) | shares			3,437,500
Lock Up Shares | Stock Triggering Price 1
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares			$ 12.00
Lock Up Shares | Stock Triggering Price 2
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares			$ 14.00
Lock Up Shares | Nebula Holdings LLC
Contingent Consideration [Line Items]
Number of shares issued in transaction (in shares) | shares					3,437,500
Business combination, consecutive threshold trading days					20
Business combination, threshold trading days					30
Business combination, period after the closing date					7 years
Lock Up Shares | Nebula Holdings LLC | Stock Triggering Price 1
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares					$ 12.00
Lock Up Shares | Nebula Holdings LLC | Stock Triggering Price 2
Contingent Consideration [Line Items]
Stock trading price (in dollars per share) | $ / shares					$ 14.00